UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-542-3000

Date of fiscal year end:

8/31

Date of reporting period:  11/30/07

Item 1.  Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
November 30, 2007

Description	Shares	Value
Common Stocks - 98.56%
Aerospace & Defense - 5.34%
Boeing Co.	15,500	$ 1,434,370
Raytheon Co.	7,000	432,950
		1,867,320

Banks - 5.31%
Bank of America Corp.	6,950	320,604
Bank of New York Mellon Corp. (The)	7,400	354,904
National City Corp.	35,500	701,480
Wachovia Corp.	11,200	481,600
		1,858,588

Beverages - 0.97%
Coca-Cola Co. (The)	5,450	338,445

Biotechnology - 0.18%
Nektar Therapeutics *	9,300	62,031

Capital Markets - 8.34%
JP Morgan Chase & Co.	14,700	670,614
Lehman Brothers Holdings, Inc.	20,000	1,252,600
Merrill Lynch & Co., Inc.	10,450	626,373
Morgan Stanley	7,000	369,040
		2,918,627

Commercial Services - 2.37%
ChoicePoint, Inc. *	9,800	370,930
Moody's Corp.	12,200	459,452
		830,382

Conglomerates - 3.88%
General Electric Co.	35,500	1,359,295

Communications Equipment - 0.95%
Cisco Systems, Inc. *	11,900	333,438

Consumer Finance - 1.51%
Capital One Financial Corp.	9,900	527,769

Diversified Financials - 3.92%
CIT Group, Inc.	15,600	414,960
Citigroup, Inc.	28,700	955,710
		1,370,670

Electric - 1.03%
Southern Co.	9,600	361,152

Food - 6.28%
SYSCO Corp.	18,100	588,431
Unilever PLC	44,100	1,609,209
		2,197,640
Health Care Services - 5.29%
WellPoint, Inc. *	22,000	1,852,620

Home Builders - 3.94%
Centex Corp.	35,800	746,788
DR Horton, Inc.	52,800	632,016
		1,378,804

Insurance - 8.09%
AMBAC Financial Group, Inc.	17,500	476,525
American International Group, Inc.	7,250	421,443
Hartford Financial Services Group, Inc.	7,400	705,368
MBIA, Inc.	15,200	554,952
PMI Group, Inc.	18,100	239,463
The Allstate Corp.	8,500	434,520
		2,832,271

Machinery/Instruments - 2.23%
Eaton Corp.	3,700	330,447
Parker Hannifin Corp.	5,675	450,765
		781,212

Oil & Gas - 13.95%
BP PLC	24,100	1,753,034
Chevron Corp.	17,500	1,535,975
ConocoPhillips	19,900	1,592,796
		4,881,805

Pharmaceuticals - 4.64%
Abbott Laboratories	11,300	649,863
Roche Holding AG	5,600	534,432
Sepracor, Inc. *	16,600	440,398
		1,624,693

REITS - 1.80%
Annaly Capital Management, Inc.	17,400	299,454
CapitalSource, Inc.	19,700	330,172
		629,626

Retail - 5.86%
PetSmart, Inc.	12,900	367,392
Wal-Mart Stores, Inc.	11,100	531,690
Yum! Brands, Inc.	30,962	1,150,238
		2,049,320

Thrifts & Mortgage Finance - 7.48%
Countrywide Financial Corp.	73,850	799,057
Federal Home Loan Mortgage	26,700	936,369
Federal National Mortgage Association	23,000	883,660
		2,619,086

Telecommunications - 3.10%
Sprint Nextel Corp.	47,000	729,440
Verizon Communications, Inc.	8,200	354,322
		1,083,762

Semiconductors - 0.89%
ASML Holding NV *	9,000	312,750

Software - 1.21%
Microsoft Corp.	12,600	423,360

Total Common Stocks (Cost $36,091,224)		34,494,666

Short-Term Investments - 0.56%
Milestone Treasury Obligation Portfolio,
Institutional Class,
to yield 3.74%, 12/3/07
(Cost $196,323)	196,323	196,323

TOTAL INVESTMENTS
(Cost $36,287,547) (a)	99.12%	$ 34,690,989

Assets in excess of other liabilities	0.88%	309,296

TOTAL NET ASSETS	100.00%	$ 35,000,285

Percentages indicated are based upon total net assets of $35,000,285

* Non -incoming producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,287,547 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,764,632
	Unrealized depreciation:	(4,361,190)
	Net unrealized depreciation:	$ (1,596,558)

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
November 30, 2007

Description	Shares	Value
Common Stocks - 99.29%
Beverages - 3.34%
Coca-Cola Co.	23,439	$ 1,455,562

Chemicals - 6.71%
Monsanto Co.	20,515	2,038,576
Mosaic Co. *	12,739	880,902
		2,919,478

Computers - 9.28%
Apple Computer, Inc. *	14,836	2,703,416
Hewlett Packard Co.	26,139	1,337,271
		4,040,687

Diversified Financials - 19.12%
Blackrock, Inc.	4,458	884,333
CME Group, Inc.	2,740	1,804,564
Goldman Sachs Group, Inc.	7,147	1,619,796
IntercontinentalExchange, Inc. *	10,089	1,684,459
Lehman Brothers Holdings, Inc.	20,000	1,252,600
Nymex Holdings, Inc.	8,661	1,078,728
		8,324,480

Diversified Manufacturing - 2.64%
Textron, Inc.	16,654	1,149,959

Electronics - 2.53%
Garmin, Ltd.	10,240	1,099,264

Energy-Alternate Sources - 4.46%
First Solar, Inc. *	4,916	1,165,829
Sunpower Corp. *	6,238	776,257
		1,942,086

Internet - 10.23%
Amazon.Com, Inc. *	18,256	1,653,263
Google, Inc., Class A *	4,050	2,806,650
		4,459,913

Machinery - 4.15%
Deere & Co.	10,520	1,807,336

Metal Fabrication - 5.26%
Precision Castparts Corp.	15,552	2,291,432

Oil & Gas Services - 6.44%
National Oilwell Varco, Inc. *	24,594	1,676,081
Transocean, Inc.	8,199	1,125,696
		2,801,777

Pharmaceuticals - 7.45%
Gilead Sciences, Inc. *	39,174	1,823,158
Merck & Co, Inc.	23,924	1,420,129
		3,243,287

Retailing - 1.44%
CVS Corp.	15,591	625,043

Semiconductors - 5.32%
MEMC Electronic Materials *	12,430	964,319
Nvidia Corp. *	42,879	1,352,404
		2,316,723
Software - 8.52%
Activision, Inc. *	48,965	1,084,575
Mastercard, Inc.	9,368	1,879,689
VMware, Inc. *	8,157	745,305
		3,709,569

Tech Hardware & Equipment - 2.40%
Cisco Systems, Inc. *	37,265	1,044,165

Total Common Stocks (Cost $31,701,812)		43,230,761

Short-Term Investments - 3.24%
Milestone Treasury Obligation Portfolio,	1,411,767
Institutional Class,
to yield 3.74%, 12/3/07
(Cost $1,411,767)		1,411,767

TOTAL INVESTMENTS
(Cost $33,113,579) (a)	102.53%	$ 44,642,528

Liabilities in excess of other assets	-2.53%	(1,108,230)

TOTAL NET ASSETS	100.00%	$ 43,534,298

Percentages indicated are based upon total net assets of $43,534,298

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,113,579 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 11,859,616
Unrealized depreciation:		(330,668)
Net unrealized appreciation:		$ 11,528,949

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2007

Description	Shares	Value
Common Stocks - 99.40%
Aerospace & Defense - 1.96%
Alliant Techsystems Inc. *	2,900	$ 338,807

Apparel - 1.66%
Phillips-Van Heusen Corp.	6,750	286,335

Auto Parts & Equipment - 0.46%
Autoliv, Inc.	1,350	78,840

Banks - 6.28%
City National Corp.	2,875	185,207
People's United Financial, Inc.	9,670	164,100
Prosperity Bancshares, Inc.	5,950	191,233
Synovus Financial Corp.	10,525	261,967
Zions Bancorporation	5,175	282,400
		1,084,907

Building Materials - 0.77%
Lennox International, Inc.	3,925	132,822

Capital Markets - 10.14%
Affiliated Managers Group, Inc. *	4,425	549,806
Federated Investors, Inc.	6,325	257,996
Jefferies Group, Inc.	10,375	265,185
Legg Mason, Inc.	3,825	291,885
Raymond James Financial, Inc.	1,875	60,900
TD Ameritrade Holding Corp. *	17,400	325,206
		1,750,978

Chemicals - 7.10%
Albemarle Corp.	8,075	356,431
FMC Corp.	5,050	276,336
Hercules, Inc.	12,650	245,537
Scotts Miracle-Gro Co. (The)	2,775	102,425
Valspar Corp.	10,925	246,250
		1,226,979

Commercial Services - 4.22%
Equifax, Inc.	10,450	389,053
RR Donnelley & Sons Co.	9,250	339,105
		728,158

Computer Peripherals - 1.28%
Qlogic Corp. *	16,400	221,728

Distribution/Wholesale - 2.31%
WESCO International, Inc. *	5,550	224,664
WW Grainger, Inc.	1,975	174,392
		399,056

Drug & Pharmaceuticals - 1.72%
Barr Pharmaceuticals, Inc. *	5,525	296,692

Electrical Equipment & Components - 4.28%
General Cable Corp. *	4,500	334,710
Rockwell Automation, Inc.	5,950	403,946
		738,656

Electric/Utilities - Semiconductors/Components - 1.63%
DPL, Inc.	9,325	282,361

Electronics - Semiconductors/Components - 1.33%
Arrow Electronics, Inc. *	6,200	229,462

Energy Equipment - 3.76%
Grant Prideco, Inc. *	3,275	157,527
Oil States International, Inc. *	2,850	90,374
Superior Energy Services, Inc. *	8,575	299,268
Tidewater, Inc.	2,100	102,669
		649,838

Food - 3.07%
Archer-Daniels-Midland Co.	5,875	213,556
Hormel Foods Corp.	7,950	316,013
		529,569

Hand/Machine Tools - 1.64%
Lincoln Electric Holdings, Inc.	225	15,698
Regal Beloit Corp.	5,700	268,356
		284,054

Health Care Providers & Services - 5.41%
Coventry Health Care, Inc. *	4,825	279,271
DaVita, Inc. *	5,875	364,015
Ingersoll-Rand Co., Ltd.	1,675	86,497
Pediatrix Medical Group, Inc. *	3,175	205,296
		935,079
Hotels/Restaurants - 0.83%
Triarc Cos., Inc.	17,075	143,601

Home Furnishings - 1.76%
Whirlpool Corp.	3,750	303,600

Industrial Conglomerates - 2.71%
Granite Construction, Inc.	3,850	157,927
McDermott International, Inc. *	2,975	155,593
Teleflex, Inc.	2,575	155,350
		468,870
Insurance Multi-Line - 2.36%
HCC Insurance Holdings, Inc.	8,300	255,142
IPC Holdings, Ltd.	5,150	152,234
		407,376

Leisure Time - 0.97%
Brunswick Corp.	4,975	101,440
Harley Davidson, Inc.	1,375	66,027
		167,467
Machinery-Diversified - 1.60%
Graco, Inc.	7,425	276,507

Metals & Mining - 2.96%
Reliance Steel & Aluminum Co.	3,800	196,042
Teck Cominco, Ltd.	8,250	315,233
		511,275

Office/Business Equipment - 0.61%
Pitney Bowes, Inc.	2,750	105,875

Oil & Gas - 7.08%
Pioneer Natural Resources Co.	9,125	406,701
Helix Energy Solutions Group, Inc. *	7,800	316,602
Southwestern Energy Co. *	10,050	500,189
		1,223,492

Real Estate - 1.53%
CB Richard Ellis Group, Inc. *	11,100	263,625

Retail - 10.69%
AutoNation, Inc. *	11,525	190,162
Best Buy Co., Inc.	6,600	336,930
Columbia Sportswear Co.	2,325	111,623
Men's Warehouse, Inc.	5,325	183,819
Nordstrom, Inc.	3,075	103,136
Ross Stores, Inc.	11,600	306,008
Staples, Inc.	15,250	361,425
Williams-Sonoma, Inc.	8,725	253,985
		1,847,088

Savings & Loan - 1.91%
New York Community Bancorp, Inc.	17,725	329,862

Semiconductors - 1.40%
Varian Semiconductor Equipment Associates, Inc. *	5,825	241,796

Software - 3.97%
Cognos, Inc. *	2,200	126,016
Fiserv, Inc. *	4,800	246,384
Sybase, Inc. *	12,225	313,449
		685,849

Total Common Stocks (Cost $16,626,384)		17,170,604

Short-Term Investments - 0.11%
Milestone Treasury Obligation Portfolio,
Institutional Class,
to yield 3.74%, 12/3/07
(Cost $18,371)	18,371	18,371

TOTAL INVESTMENTS
(Cost $16,644,755) (a)	99.51%	$ 17,188,975

Assets in excess of other liabilities	0.49%	85,632

TOTAL NET ASSETS	100.00%	$ 17,274,607

Percentages indicated are based upon total net assets of $17,274,607

* Non -incoming producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,644,755 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,519,427
	Unrealized depreciation:	(975,207)
	Net unrealized appreciation:	$ 544,220

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)

Description	Shares	Value
Common Stocks - 93.14%
Apparel - 2.46%
Carter's, Inc. *	15,100	$ 338,693

Automotive Equipment &
Manufacturing - 1.62%
BorgWarner, Inc.	2,300	222,203

Banks - 8.36%
Boston Private Financial Holdings, Inc.	14,100	388,314
First Midwest Bancorp, Inc.	8,700	284,490
Sterling Bancshares, Inc.	15,000	185,100
UCBH Holdings, Inc.	18,200	292,656
		1,150,560

Chemicals - 2.08%
RPM, Inc.	15,000	285,750

Collectibles - 2.16%
RC2 Corp. *	10,200	296,616

Computers - 0.86%
Ness Technologies, Inc. *	12,500	117,625

Cosmetics & Personal Care - 2.06%
Chattem, Inc. *	4,000	283,640

Difersified Financial Services - 1.88%
optionsXpress Holdings, Inc.	8,500	258,485

Electric - 6.26%
Cleco Corp.	12,300	343,662
Pike Electric Corp. *	14,600	232,140
Westar Energy, Inc.	11,000	285,010
		860,812

Electronic Components - 1.54%
Technitrol, Inc.	7,900	211,483

Energy & Utilities - 1.20%
Questar Corp.	3,100	165,695

Food - 3.00%
Chiquita Brands International, Inc. *	21,500	412,585

Food Processing - 2.05%
Performance Food Group Co. *	10,200	282,438

Gas - 2.88%
Piedmont Natural Gas, Inc.	15,200	395,808

Holding Companies - 2.87%
Walter Industries, Inc.	11,400	395,466

Household Products - 5.88%
Church & Dwight Co., Inc.	8,200	460,184
Tupperware Corp.	10,000	348,800
		808,984

Software - 2.00%
Epicor Software Corp. *	25,400	274,828

Transportation - 2.72%
Bristow Group, Inc. *	6,800	374,000

Insurance - 5.64%
IPC Holdings, Ltd.	10,600	313,336
Protective Life Corp.	5,300	219,314
Zenith National Insurance Corp.	5,800	243,774
		776,424

Manufacturing - 10.21%
A.O. Smith Corp.	5,900	208,801
Albany International Corp., Class A	3,500	135,345
Aptargroup, Inc.	10,200	430,542
Clarcor, Inc.	7,100	252,831
Nordson Corp.	2,600	137,280
Teleflex, Inc.	2,800	168,924
Wabtec Corp.	2,100	71,274
		1,404,997

Medical Products - 4.67%
Owens & Minor, Inc.	10,500	412,335
West Pharmaceutical Services, Inc.	6,100	229,177
		641,512

Oil & Gas - 4.23%
Cimarex Energy Co.	4,800	185,424
Oil States International, Inc. *	8,200	260,022
Pioneer Drilling Co. *	11,500	136,965
		582,411

Pharmaceuticals - 1.35%
Sciele Pharma, Inc. *	8,300	185,256

REITS - 5.62%
Senior Housing Properties Trust	14,000	309,260
Strategic Hotels & Resorts, Inc.	12,300	225,213
Sunstone Hotel Investors, Inc.	10,300	238,960
		773,433

Retail - 4.60%
BJ's Wholesale Club, Inc. *	9,200	344,540
Stage Stores, Inc.	17,000	287,640
		632,180

Semiconductor - 4.94%
Diodes, Inc. *	8,750	257,425
ON Semiconductor Corp. *	37,000	340,030
School Specialty, Inc. *	2,300	82,087
		679,542

Total Common Stocks (Cost $10,336,174)		12,811,426

Short-Term Investments - 6.48%
Milestone Treasury Obligation Portfolio,	891,789
Institutional Class,
to yield 3.74%, 12/3/07
(Cost $891,789)		891,789

TOTAL INVESTMENTS
(Cost $11,227,963) (a)	99.62%	$ 13,703,215

Assets in excess of other liabilities	0.38%	53,652

TOTAL NET ASSETS	100.00%	$ 13,756,867

Percentages indicated are based upon total net assets of $13,756,867

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,227,963 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 2,903,165
Unrealized depreciation:		(427,914)
Net unrealized appreciation:		$ 2,475,252

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
November 30, 2007

Description	Shares	Value
Common Stocks - 97.90%
AUSTRALIA - 1.93%
Beverages - 1.93%
Foster's Group, Ltd.	51,000	$ 277,950

BRAZIL - 3.61%
Oil & Gas - 3.61%
Petroleo Brasileiro SA, ADR	5,400	520,020

FRANCE - 10.17%
Building Materials - 4.16%
Lafarge SA	15,000	599,267

Commercial Banking - 4.02%
BNP Paribas SA, ADR	5,300	300,098
Societe Generale, ADR	9,000	278,955
		579,053

Insurance - 1.99%
AXA SA, ADR	7,000	285,950

TOTAL FRANCE		1,464,270

GERMANY - 13.18%
Auto Parts - 2.54%
Continental AG	2,800	364,965

Chemicals - 2.67%
Bayer AG, ADR	4,700	384,225

Diversified Manufacturing - 2.06%
Siemens AG, ADR	1,950	295,952

Electrical Utilities - 3.95%
RWE Aktiengesellschaf SP, ADR	4,150	567,917

Telecommunications - 1.96%
Deutsche Telekom AG	12,800	282,240

TOTAL GERMANY		1,895,299

GREECE - 2.12%
Banks - 2.12%
National Bank of Greece SA, ADR	22,700	305,315

ISRAEL - 1.86%
Pharmaceuticals - 1.86%
Teva Pharmaceutical Industries, Ltd.	6,000	267,780

ITALY - 4.37%
Auto Manufacturers - 1.24%
Fiat SpA	6,600	179,520

Financial - 3.13%
Intesa Sanpaolo SpA	9,400	451,187

TOTAL ITALY		630,707

JAPAN - 17.47%
Auto Manufacturers - 2.27%
Toyota Motor Corp., ADR	2,900	326,105

Banking & Finance - 1.69%
ORIX Corp.	2,400	243,696

Chemicals - 2.02%
Asahi Kasei Corp., ADR	4,100	291,100

Distribution/ Wholesale - 1.50%
Mitsui & Co., Ltd.	470	215,594

Metal Processing - 3.60%
NSK, Ltd., ADR	5,400	518,458

Photo/Office Equipment - 1.97%
Canon, Inc., ADR	5,400	284,148

Retail - 1.51%
Aeon Co., Ltd., ADR	14,200	216,856

Toys - 2.91%
Ninetendo Co., Ltd.	5,500	418,357

TOTAL JAPAN		2,514,314

Luxembourg - 1.84%
Metal Fabricate/Hardware - 1.84%
Tenaris SA	5,600	264,208

Mexico - 2.05%
Media - 2.05%
Goupo Televisa SA	12,200	294,874

Netherlands - 3.60%
Telecommunications - 3.60%
Royal KPN NV	28,300	518,739

Spain - 4.31%
Banks - 1.58%
Banco Santander SA	10,600	227,052

Telecommunications - 2.73%
Telefonica SA	3,900	392,613

TOTAL SPAIN		619,665

Sweden - 6.42%
Banks - 1.60%
Swedbank AB	7,150	230,558

Hand/ Machine Tools - 2.76%
Sandvik AB	21,900	396,802

Metal Fabricate/ Hardware - 2.06%
SKF AB	16,800	296,507

TOTAL SWEDEN		923,867

Switzerland - 5.04%
Food - 2.26%
Nestle SA	2,700	324,631

Pharaceuticals - 2.78%
Roche Holding AG	4,200	400,824

TOTAL SWITZERLAND		725,455

United Kingdom - 18.19%
Oil & Gas - 7.38%
BP PLC	9,200	669,208
Centrica PLC	5,250	392,927
		1,062,135

Food - 6.63%
Tesco PLC	10,200	301,375
Unilever PLC	17,900	653,171
		954,546

Software - 1.54%
Sage Group PLC, ADR	12,500	221,805

Telecommunications - 2.64%
Vodafone Group PLC	10,200	379,950

TOTAL UNITED KINGDOM		2,618,436

United States of America - 1.74%
Equity Fund - 1.74%
iShares MSCI Malaysia Index Fund	20,000	250,000

Total Common Stocks (Cost $12,477,939)		14,090,899

Short-Term Investments - 2.30%
Milestone Treasury Obligation Portfolio,
Institutional Class,	331,267
to yield 3.74%, 12/3/07
(Cost $331,267)		331,267

TOTAL INVESTMENTS
(Cost $12,809,206) (a)	100.20%	$ 14,422,166

Liabilities in excess of other assets	0.20%	(29,601)

TOTAL NET ASSETS	100.00%	$ 14,392,565

Percentages indicated are based upon total net assets of $14,392,565

ADR-American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,809,206 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 2,012,735
Unrealized depreciation:	(399,775)
Net unrealized appreciation:	$ 1,612,960

SCHEDULES OF INVESTMENTS
HEALTH AND BIOTECHNOLOGY PORTFOLIO (Unaudited)
November 30, 2007

Description	Shares	Value
Common Stocks - 98.32%
Biotechnology - 21.93%
Affymetrix, Inc. *	39,400	$ 821,490
Amgen, Inc. *	25,700	1,419,925
Biogen Idec, Inc. *	6,000	444,720
Cell Genesys, Inc. *	116,121	270,562
Genentech, Inc. *	11,500	876,875
Genzyme Corp. *	15,000	1,123,950
Human Genome Sciences, Inc. *	20,000	208,200
		5,165,722

Healthcare - Equipment & Supplies - 28.16%
Covidien, Ltd.	19,600	786,156
Invitrogen Corp. *	20,000	1,940,200
Medtronic, Inc.	28,000	1,423,800
Stryker Corp.	4,000	290,520
Techne Corp. *	20,500	1,335,575
Waters Corp.*	11,000	858,440
		6,634,691

Healthcare - Providers & Service - 12.47%
AmerisourceBergen Corp.	25,500	1,156,935
IMS Health, Inc.	9,000	210,150
PharMerica Corp. *	20,726	305,294
UnitedHealth Group, Inc.	23,000	1,265,000
		2,937,379

Pharmaceuticals - 35.76%
AstraZeneca PLC	8,000	379,040
Corcept Therapeutics, Inc. *	53,156	156,810
Eli Lilly & Co.	17,000	900,150
GlaxoSmithKline PLC	4,000	210,720
Johnson & Johnson	13,000	880,620
King Pharmaceuticals, Inc. *	53,000	561,270
Medicis Pharmaceutical Corp.	20,000	538,000
Mylan, Inc.	39,000	560,820
Pfizer, Inc.	62,500	1,485,000
Teva Pharmaceutical industries, Ltd.	40,000	1,785,200
Watson Pharmaceuticals, Inc. *	33,000	967,230
		8,424,860

Total Common Stocks (Cost $23,295,203)		23,162,652

Short-Term Investments - 1.92%
Milestone Treasury Obligation Portfolio,
Institutional Class,
to yield 3.74%, 12/3/07
(Cost $453,425)	453,425	453,425

TOTAL INVESTMENTS	100.24%
(Cost $23,748,628) (a)		$ 23,616,077

Liabilities in excess of other assets	-0.24%	(57,700)

TOTAL NET ASSETS	100.00%	$ 23,558,377

Percentages indicated are based upon total net assets of $23,558,377

* Non -incoming producing security.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,748,628 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 2,701,634
Unrealized depreciation:		(2,834,185)
Net unrealized appreciation	:	$ (132,551)

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
November 30, 2007

Description	Shares	Value
Common Stocks - 95.77%
Biotechnology - 1.19%
Millennium Pharmaceuticals, Inc. *	18,500	$ 272,690

Chemicals - 1.43%
Monsanto Co.	3,300	327,921

Commercial Services - 1.01%
VistaPrint, Ltd. *	5,200	230,880

Consumer Discretionary - 2.92%
Intuitive Surgical, Inc. *	1,160	380,109
Teva Pharmaceutical Industries, Ltd.	6,500	290,095
		670,204

Electronics - 5.44%
Garmin, Ltd.	4,900	526,015
Thermo Fisher Scientific Corp. *	12,590	725,688
		1,251,703

Energy - Alternate Sources - 2.93%
First Solar, Inc. *	1,740	412,641
Sunpower Corp. *	2,100	261,324
		673,965

Healthcare- Products - 2.08%
Hologic, Inc. *	7,200	478,008

Industrial Machinery - 0.95%
Bucyrus International, Inc.	2,500	219,275

Information Technology - 64.08%
Adobe Systems, Inc. *	17,180	723,965
Advent Software, Inc. *	4,400	223,344
Akamai Technologies, Inc. *	9,000	342,540
Alibaba.com, Ltd. *	23,000	118,022
Apple Computer, Inc. *	6,710	1,222,696
Baidu.com *	300	114,588
Blue Coat Systems, Inc. *	10,400	376,584
Broadcom Corp., Class A *	4,100	109,634
Ciena Corp. *	8,400	369,432
Cisco Systems, Inc. *	23,270	652,025
Concur Technologies, Inc. *	5,400	202,824
Dell, Inc. *	26,014	638,384
DealerTrack Holdings, Inc. *	5,500	233,970
DST Systems, Inc. *	3,900	330,525
Google, Inc. *	1,600	1,108,800
Hewlett-Packard Co.	16,810	860,000
Interactive Intelligence, Inc. *	15,000	391,200
Juniper Networks Corp. *	15,400	457,688
Microsoft Corp.	33,030	1,109,808
Nokia OYJ Corp.	24,200	951,786
Omniture, Inc. *	7,859	223,274
Oracle Corp. *	36,320	732,938
Qualcomm, Inc.	8,960	365,389
Research In Motion, Ltd. *	7,500	853,650
Salesforce.com, Inc. *	5,700	323,361
SonicWALL, Inc. *	31,000	313,720
Starent Networks Corp. *	16,280	340,252
TomTom NV *	2,600	247,303
VMware, Inc. *	6,000	548,220
Yahoo!, Inc. *	8,600	230,566
		14,716,488

Oil & Gas Services - 2.81%
Schlumberger, Ltd.	6,900	644,805

Pharmaceuticals - 3.62%
Merck & Co., Inc.	14,000	831,040

Semiconductors - 7.30%
Applied Materials, Inc.	31,130	586,178
Cavium Networks, Inc. *	9,721	249,344
MEMC Electronic Materials, Inc. *	4,933	382,702
Nvidia Corp. *	14,500	457,329
		1,675,553

Total Common Stocks (Cost $16,619,615)		21,992,532

Short-Term Investments - 7.71%
Milestone Treasury Obligation Portfolio,	1,771,005
Institutional Class,
to yield 3.74%, 12/3/07
(Cost $1,771,005)		1,771,005

TOTAL INVESTMENTS
(Cost $18,390,620) (a)	103.48%	$ 23,763,537

Liabilities in excess of other assets	-3.48%	(799,314)

TOTAL NET ASSETS	100.00%	$ 22,964,223

Percentages indicated are based on net assets of $22,964,223

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,390,620 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 5,664,127
	Unrealized depreciation:	(291,210)
	Net unrealized appreciation	$ 5,372,917

Schedule of Call Options Written

	Contracts	Value
Applied Materials, Inc.	150
Expiration January 2008, Exercise Price $20.00		$ 6,450
Applied Materials, Inc.	150
Expiration April 2008, Exercise Price $20.00		18,000
Ciena Corp.	50
Expiration April 2008, Exercise Price $60.00		6,750
CiscoSystems, Inc.	150
Expiration April 2008, Exercise Price $35.00		8,400
Dell, Inc.	200
Expiration May 2008, Exercise Price $30.00		15,000
Interactive Intelligence, Inc.	30
Expiration June 2008, Exercise Price $30.00		8,850
Omniture, Inc.	67
Expiration March 2008, Exercise Price $40.00		8,375
Oracle Corp.	200
Expiration June 2008, Exercise Price $25.00		15,000
Qualcomm, Inc.	65
Expiration January 2008, Exercise Price $45.00		2,795
VMware, Inc.	33
Expiration April 2008, Exercise Price $120.00		24,420

(Proceeds $33,918)		$ 114,040

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
November 30, 2007

Description	Shares	Value
Common Stocks - 94.41%
Chemicals - 5.09%
Air Products and Chemicals, Inc.	3,000	$ 297,120
Praxair, Inc.	5,000	426,900
		724,020

Coal - 2.13%
Consol Energy, Inc.	5,111	302,980

Electrical Components & Equipment - 9.15%
Gamesa Corp. Technologica SA	12,821	583,773
General Cable Corp. *	9,664	718,808
		1,302,581

Forestry - 3.80%
Weyerhaeuser Co.	7,384	540,361

General Contractors - 3.97%
Chicago Bridge & Iron Co.	5,450	289,667
KBR, Inc. *	6,898	274,678
		564,345

Machinery - Construction & Mining - 4.56%
Joy Global, Inc.	11,187	648,846

Mining - 6.86%
Kinross Gold Corp. *	32,651	566,495
Freeport-McMoran Copper & Gold, Inc.	4,136	409,174
		975,669
Oil Cos. - Exploration & Production - 11.39%
Devon Energy Corp.	6,317	523,111
Parallel Petroleum Corp. *	14,370	275,186
Petroleum Development Corp. *	5,634	285,475
Range Resources Corp.	11,048	537,596
		1,621,368

Oil & Gas - Drilling Services - 5.46%
Noble Corp.	5,060	263,778
Rowan Cos., Inc.	14,515	513,831
		777,609

Oil & Gas - Equipment & Services - 25.34%
Baker Hughes, Inc.	7,142	573,288
Cie Generale de Geophysique- Veritas *	4,512	270,946
Dresser-Rand Group, Inc. *	15,740	560,344
Halliburton Corp.	15,310	560,499
ION Geophysical Corp. *	17,668	272,617
Mitcham Industries, Inc. *	11,573	210,629
Total SA	7,589	614,102
W-H Energy Services, Inc. *	10,760	543,380
		3,605,805

Oil - Integrated Domestic - 7.46%
ConocoPhillips	6,278	502,491
Royal Dutch Shell PLC - ADR	6,868	559,261
		1,061,752

Oil - Refining & Marketing - 3.27%
Petroplus Holdings AG *	5,681	465,429

Pipelines - 3.57%
El Paso Corp.	31,584	507,871

Transportation - 2.36%
Tidewater, Inc.	6,877	336,217

Total Common Stocks (Cost $11,510,303)		13,434,853

Short-Term Investments - 6.26%
Milestone Treasury Obligation Portfolio,	890,358
Institutional Class,
to yield 3.74%, 12/3/07
(Cost $890,358)		890,358

TOTAL INVESTMENTS
(Cost $12,400,661) (a)	100.67%	$ 14,325,211

Liabilities in excess of other assets	-0.67%	(93,475)

TOTAL NET ASSETS	100.00%	$ 14,231,736

Percentages indicated are based on net assets of $14,231,736

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,400,661 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 2,254,801
Unrealized depreciation:		(330,251)
Net unrealized appreciation:		$ 1,924,550

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
November 30, 2007

Description	Shares	Market Value
Common Stocks - 95.48%
Banks - 25.70%
Bank of America Corp.	2,693	$ 124,228
HSBC Holdings PLC	3,087	52,682
Julius Baer Holdings AG	1,211	102,646
Piraeus Bank SA	2,106	81,610
PNC Financial Services Group, Inc.	2,395	175,338
State Street Corp.	2,171	173,441
		709,945

Diversified Financials - 38.93%
American Express Co.	2,549	150,340
Blackrock, Inc.	495	98,193
Citigroup, Inc.	2,448	81,519
CME Group, Inc.	114	75,081
Franklin Resources, Inc.	964	118,746
Goldman Sachs Group, Inc.	745	168,847
Lazard, Ltd., Class A	1,691	82,284
Man Group, PLC	6,881	78,664
Morgan Stanley	1,993	105,071
UBS AG	2,306	116,827
		1,075,572

Insurance - 28.24%
ACE, Ltd.	2,192	131,148
Aflac, Inc.	1,469	92,018
American International Group, Inc.	2,310	134,280
Berkshire Hathaway, Inc., Class B *	38	178,220
Chubb Corp.	2,162	117,937
Prudential Financial, Inc.	1,346	126,712
		780,315

Software - 2.61%
Fidelity National Information Services, Inc.	1,668	72,091

Total Common Stocks (Cost $2,392,188)		2,637,923

Short-Term Investments - 1.69%
Milestone Treasury Obligation Portfolio,	46,595
Institutional Class,
to yield 4.96%, 9/4/07
(Cost $46,595)		46,595

TOTAL INVESTMENTS
(Cost $2,438,783) (a)	97.17%	$ 2,684,518

Assets in excess of other Liabilities	2.83%	78,443

TOTAL NET ASSETS	100.00%	$ 2,762,961

Percentages indicated are based on net assets of $2,762,961

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,438,783 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 418,688
Unrealized depreciation:	(172,953)
Net unrealized appreciation:	$ 245,735

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
November 30, 2007

Description	Principal	Value
U.S. Government
and Agencies - 47.23%
Federal National Mortgage
Association - 27.35%
2.65%, 6/30/08	$ 900,000	$ 890,749
4.125%, 4/15/14	1,000,000	992,436
5.00%, 4/15/15	700,000	727,490
5.125%, 10/18/16	1,000,000	1,043,300
5.375%, 8/15/11	502,247	504,052
		4,158,027

U.S. Treasury Notes - 11.39%
4.50%, 11/15/15	750,000	783,284
5.125%, 5/15/16	300,000	326,320
4.875%, 8/15/16	300,000	320,749
4.75%, 8/15/17	285,000	301,885
		1,732,238

U.S. Treasury Inflation
Protection Securities - 8.49%
1.875%, 7/15/13	1,100,000	1,290,735

Total U.S. Government
and Agencies (Cost $6,885,050)		7,181,000

Corporate Notes and Bonds - 49.13%
Aerospace/ Defense - 1.07%
United Technologies Corp., 6.50%, 6/1/09	158,000	163,194

Banks - 3.30%
FleetBoston Financial Corp., 6.50%, 3/15/08	500,000	502,086

Chemicals - 1.39%
Monsanto Co.:
4.00%, 5/15/08	100,000	99,672
7.375%, 8/15/12	100,000	111,276
		210,948

Commercial -MBS - 1.33%
Citigroup Commercial Mortgage Trust	200,000
5.378%, 10/15/49		202,015

Diversified Manufacturing - 3.00%
Allied-Signal, 6.20%, 2/1/08	454,000	455,085

Electric Utilities - 6.98%
Baltimore Gas & Electric Co., 6.625%, 3/15/08	215,000	216,056
DPL, Inc., 6.875%, 9/1/11	200,000	214,514
FPL Group Capital, Inc., 5.625%, 9/1/11	510,000	530,205
Potomac Electric Power Co., 5.875%, 10/15/08	100,000	101,104
		1,061,879

Financial Services - 22.54%
Citicorp
7.25%, 10/15/11	200,000	215,953
General Electric Capital Corp.:
3.50%, 10/15/08	150,000	148,677
3.20%, 2/15/09	50,000	49,308
Goldman Sachs Group, Inc.,
6.65%, 5/15/09	400,000	411,875
Household Finance Corp.:
3.65%, 3/15/08	150,000	149,297
HSBC Finance Corp.,
4.45%, 9/15/08	100,000	99,576
International Lease Finance Corp.
4.375%, 11/1/09	700,000	696,402
J.P. Morgan Chase & Co.,
3.80%, 10/2/09	800,000	790,547
John Deere Capital Corp.
5.40%, 4/7/10	300,000	308,434
Lehman Brothers Holdings, Inc.,
6.50%, 7/19/17	290,000	291,724
Merrill Lynch & Co., Inc.,
5.77%, 7/25/11	200,000	201,048
National Rural Utilites Cooperative
Finance Corp., 4.35%, 11/15/11	65,000	63,708
		3,426,549

Machinery-Construction & Mining - 0.70%
Caterpillar, Inc., 6.55%, 5/1/11	100,000	106,869

Oil/Gas - 1.42%
Ocean Energy, Inc., 7.25%, 10/1/11	200,000	217,584

Pipelines - 2.77%
Consolidated Natural Gas Co.,	400,000
6.25%, 11/1/11		420,706

Telecommunications - 4.63%
AT&T, Inc.	587,000	601,065
5.3%, 11/15/10
Verizon Communications, Inc.,	100,000
5.35%, 2/15/11		102,585
		703,650

Total Corporate Notes and Bonds
(Cost $7,402,270)		7,470,565

Short-Term Investments - 3.41%
Milestone Treasury Obligation Portfolio,	518,138
Institutional Class,
to yield 3.74%, 12/3/07
(Cost $518,138)		518,138

TOTAL INVESTMENTS
(Cost $14,805,458) (a)	99.77%	$ 15,169,703

Assets in excess of other liabilities	0.23%	33,455

TOTAL NET ASSETS	100.00%	$ 15,203,158

Percentages indicated are based upon total net assets of $15,203,158

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,805,458 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 379,872
Unrealized depreciation:	(15,627)
Net unrealized appreciation:	$ 364,245

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
November 30, 2007

Description	Principal	Value
Municipal Bonds - 97.04%
CALIFORNIA - 7.42%
Housing - 0.90%
State Housing Financing Agency	$ 40,000
Revenue, Single Family Mortgage
Purchase Amount, Series A, Class I,
5.30%, 8/1/18, FHA		$ 40,331

Education - 6.52%
Alvord California Union School District,	250,000
Series A, 5.90%, 2/1/20, MBIA		292,907
TOTAL CALIFORNIA		333,238

COLORADO - 2.37%
Public Facilities - 2.37%
Denver, CO City & County Excise Tax	100,000
Revenue, Convention Center Project,
5.50%, 9/1/17, FSA		106,602

DISTRICT OF COLOMBIA - 2.18%
Public Facilities - 2.18%
Washington D.C. Convention Center	100,000
Authority Dedicated Tax Revenue,
Series A, 4.50%, 10/1/30, AMBAC		97,852

FLORIDA - 4.43%
Health/Hospital - 4.43%
South Broward Hospital District,	200,000
4.75%, 5/1/22		199,284

KENTUCKY - 4.29%
Education - 4.29%
Mercer County School District Finance	200,000
Corp. School Building Revenue,
4.125%, 5/1/23		193,028

MARYLAND - 5.87%
Water/Sewer - 5.87%
State Energy Financing Administration,	260,000
Solid Waste Disposal, LO Revenue,
6.30%, 12/1/10		263,604

NEW HAMPSHIRE - 5.91%
Health/Hospital - 5.91%
State Health & Education Facilities	250,000
Authority Revenue, Dartmouth-
Hitchcock Obligation Group,
5.50%, 8/1/27, FSA		265,737

SOUTH CAROLINA - 4.24%
Power/Utility - 4.24%
Piedmont Municipal Power Agency,	190,000
Unrefunded Portion,
Electric, Series A, 5.00%, 1/1/18, FGIC		190,483

SOUTH DAKOTA - 2.55%
Power/Utility - 2.55%
Heartland Consumers Power District	100,000
Electric, Revenue, 6.00%, 1/1/17, FSA		114,403

TEXAS - 16.23%
Education - 3.49%
State University System Revenue,	150,000
5.375%, 3/15/17, FSA		156,774

General Obligation - 4.63%
Texas State Veterans Housing Assistance	200,000
Program, Series B, 5.75%, 12/1/13		208,256

Water/Sewer - 8.11%
Houston, TX Water & Sewer System	200,000
Revenue, 5.50%, 12/1/17		215,204
State Water Assistance	150,000
Series A, 4.50%, 8/1/22		149,232
		364,436
TOTAL TEXAS		729,466

UTAH - 3.60%
Education - 3.60%
State Board Regents Revenue,	150,000
5.25%, 12/1/14, AMBAC		162,020

WASHINGTON - 4.80%
Education - 4.80%
Snohomish County School District,	200,000
5.50%, 12/1/19, FGIC		215,794

NEW JERSEY - 4.51%
Water/Sewer - 4.51%
New Jersey Economic Development	200,000
Authority, Water Facilities, Revenue,
5.35%, 2/1/38, MBIA		202,780

NEW YORK - 8.42%
General Obligation - 3.47%
City of New York, 5.00%, 8/1/23, FSA	150,000	155,797

Public Facilities - 4.95%
New York State Dormitory Authority,	200,000
New York University, Revenue, Series A
5.75%, 7/1/13, AMBAC		222,382
TOTAL NEW YORK		378,179

NORTH CAROLINA - 5.82%
General Obligation - 2.30%
Mecklenburg County, Series B,	100,000
4.50%, 2/1/18		103,382

Water/Sewer - 3.52%
Wilmington, NC Water & Sewer System	150,000
Revenue, 5.00%, 6/1/23		158,393
TOTAL NORTH CAROLINA		261,775

NORTH DAKOTA - 1.95%
Housing - 1.95%
State Housing Financing Agency Revenue,	87,000
Series C, 5.50%, 7/1/18		87,830

OHIO - 2.17%
Education - 2.17%
Marysville Exempt Village School District,	100,000
4.375%, 12/1/29, MBIA		97,564

PENNSYLVANIA - 5.78%
General Obligation - 5.78%
Philadelphia, 4.90%, 9/15/20, FSA	250,000	259,672

WISCONSIN - 4.50%
Health/Hospital - 4.50%
State Health & Educational Facilities	200,000
Authority, Revenue, Waukesha
Memorial Hospital, Series A,
5.25%, 8/15/19, AMBAC		202,350

Total Municipal Bonds (Cost $4,298,304)		4,361,661

Short-Term Investments - 1.56%
Milestone Treasury Obligation Portfolio,	70,311
Institutional Class,
to yield 3.74%, 12/3/07
(Cost $70,311)		70,311

TOTAL INVESTMENTS
(Cost $4,368,615) (a)	98.60%	$ 4,431,972

Assets in excess of other liabilities	1.40%	62,347

TOTAL NET ASSETS	100.00%	$ 4,494,319

Percentages indicated are based upon total net assets of $4,494,319.

AMBAC	Insured by AMBAC Indemnity Corporation
FGIC	Insured by Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FSA	Insured by Federal Security Assurance
GO	General Obligation
LO	Limited Obligation
MBIA	Insured by Municipal Bond Insurance Association

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,368,615 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 77,489
	Unrealized depreciation:	(14,132)
	Net unrealized appreciation:	$ 63,357

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
November 30, 2007

Description	Principal	Value
U.S. Government Agencies - 82.95%
Federal Home Loan Mortgage,
Discount Notes - 16.30%
To yield 4.303%, 12/6/07	$ 3,043,000	$ 3,041,909

Federal Home Loan Bank,
Discount Notes - 50.60%
To yield 4.405%, 12/5/07	2,000,000	1,999,511
To yield 4.307%, 12/14/07	1,300,000	1,298,291
To yield 4.527%, 12/26/07	6,161,000	6,143,280
		9,441,082
Federal Natinal Mortgage Association,
Discount Notes - 16.05%
To yield 4.309%, 12/17/07	1,000,000	998,327
To yield 4.580%, 12/19/07	2,000,000	1,995,973
		2,994,300

Total U.S. Government Agencies
(Cost $15,477,291)		15,477,291

Repurchase Agreement - 17.57%
Bank of America, 4.4%, due 12/3/07 with	3,278,000
a maturity value of $3,279,202 (Fully
collateralized by U.S. government
agencies and obligations)
(Cost $3,278,000)		3,278,000

TOTAL INVESTMENTS
(Cost $18,755,291)	100.52%	$ 18,755,291

Liabilities in excess of other assets	-0.52%	(95,402)

TOTAL NET ASSETS	100.00%	$ 18,659,889

Percentages indicated are based upon total net assets of $18,659,889

APPENDIX A:

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods, which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.

Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees, there is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of November 30, 2007, there were no securities for which market quotations were not readily available.

The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries in which International Equity may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

1/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

1/29/08

By (Signature and Title)

       /s/Mark S. Marrone, Treasurer and Chief Financial Officer

Date

1/29/08